Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	79 Months Ended	102 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Feb. 16, 2018	Aug. 31, 2017	Aug. 31, 2016	Mar. 09, 2016	Aug. 31, 2015	Aug. 31, 2014
C000023146
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Fund
Account Value	$ 10,668	$ 10,668	$ 10,668	$ 10,668	$ 10,668	$ 9,809	$ 9,377	$ 10,736	$ 10,084	$ 10,260	$ 9,912		$ 9,821	$ 9,290		$ 9,155	$ 10,000
Average Annual Return, Percent	8.76%	0.55%			0.44%
C000023146 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 13,265	$ 13,265	13,265	13,265	$ 13,265	11,955	11,203	12,571	11,575	11,559	10,948		10,581	9,763		9,386	10,000
Average Annual Return, Percent	10.96%	2.79%			2.87%
C000023147
Account Value [Line Items]
Line Graph and Table Measure Name	International Fixed Income Fund
Account Value	$ 9,732	$ 9,732	9,732	9,732	$ 9,732	9,293	9,496	10,954	10,971	11,087	10,281		10,309	10,469		9,784	10,000
Average Annual Return, Percent	4.73%	(2.80%)			(0.47%)
C000023147 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 12,105	$ 12,105	12,105	12,105	$ 12,105	11,329	11,347	12,828	12,594	12,499	11,362		11,112	11,004		10,031	10,000
Average Annual Return, Percent	6.85%	(0.64%)			1.93%
C000164313
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra-Short Term Fixed Income Fund
Account Value	$ 10,212	$ 10,212	10,212	$ 10,212	$ 10,212	9,803	9,529	9,813	9,950	9,893	9,888		9,931	9,968	$ 10,000
Average Annual Return, Percent	4.17%	0.39%		0.04%
C000164313 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 12,220	$ 12,220	12,220	$ 12,220	12,220	11,499	10,956	11,058	10,991	10,738	10,520		10,305	10,089	10,000
Average Annual Return, Percent	6.28%	2.62%		2.39%
C000023137
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Equity Fund
Account Value	$ 23,364	$ 23,364	23,364	$ 23,364	$ 23,364	19,136	17,016	20,536	15,891	13,614	13,706		11,812	10,636		10,182	10,000
Average Annual Return, Percent	22.09%	11.13%			8.62%
C000023137 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 29,014	$ 29,014	29,014	29,014	$ 29,014	23,292	20,305	24,012	18,220	15,331	15,131		12,727	11,177		10,439	10,000
Average Annual Return, Percent	24.57%	13.61%			11.24%
C000023141
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Equity Fund
Account Value	$ 16,940	$ 16,940	16,940	16,940	$ 16,940	15,004	14,376	17,444	12,603	11,797	12,837		10,769	9,645		10,469	10,000
Average Annual Return, Percent	12.90%	7.24%			5.20%
C000023141 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 21,067	$ 21,067	21,067	21,067	$ 21,067	18,288	17,177	20,423	14,470	13,302	14,190		11,615	10,145		10,736	10,000
Average Annual Return, Percent	15.19%	9.63%			7.74%
C000023138
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Bond Fund
Account Value	$ 9,690	$ 9,690	9,690	9,690	$ 9,690	9,325	9,386	10,515	10,407	10,392	9,782		10,053	10,331		9,980	10,000
Average Annual Return, Percent	3.91%	(1.62%)			(0.51%)
C000023138 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 12,057	$ 12,057	12,057	12,057	$ 12,057	11,372	11,221	12,319	11,951	11,718	10,813		10,836	10,860		10,232	10,000
Average Annual Return, Percent	6.02%	0.57%			1.89%
C000164312
Account Value [Line Items]
Line Graph and Table Measure Name	Inflation-Linked Fixed Income Fund
Account Value	$ 10,494	$ 10,494	10,494	$ 10,494	$ 10,494	10,059	10,748	11,712	11,286	10,418	9,988		10,186	10,335	10,000
Average Annual Return, Percent	4.32%	(0.08%)		0.38%
C000164312 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 12,577	$ 12,577	12,577	$ 12,577	12,577	11,816	12,374	13,216	12,484	11,310	10,627		10,569	10,459	10,000
Average Annual Return, Percent	6.44%	2.15%		2.74%
C000023145
Account Value [Line Items]
Line Graph and Table Measure Name	Core Fixed Income Fund
Account Value	$ 9,410	$ 9,410	9,410	$ 9,410	$ 9,410	8,975	9,305	10,896	11,053	10,470	9,676		10,059	10,205		9,885	10,000
Average Annual Return, Percent	4.85%	(2.35%)			(0.81%)
C000023145 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 11,705	$ 11,705	11,705	11,705	$ 11,705	10,942	11,120	12,760	12,687	11,806	10,695		10,841	10,727		10,135	10,000
Average Annual Return, Percent	6.97%	(0.17%)			1.59%
C000023143
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Fund
Account Value	$ 13,607	$ 13,607	13,607	13,607	$ 13,607	11,729	9,828	12,757	10,090	9,456	10,301		10,135	8,869		9,004	10,000
Average Annual Return, Percent	16.01%	7.29%			2.91%
C000023143 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 16,900	$ 16,900	16,900	16,900	$ 16,900	14,279	11,731	14,918	11,571	10,650	11,371		10,918	9,321		9,232	10,000
Average Annual Return, Percent	18.36%	9.67%			5.39%
C000196891
Account Value [Line Items]
Line Graph and Table Measure Name	Alternative Strategies Fund
Account Value	$ 10,973	$ 10,973	$ 10,973	10,973	$ 10,973	10,304	10,292	10,719	9,905	9,833	9,748	$ 10,000
Average Annual Return, Percent	6.49%	1.96%	1.15%
C000196891 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 12,505	$ 12,505	$ 12,505	12,505	12,505	11,509	11,268	11,516	10,432	10,167	9,880	10,000
Average Annual Return, Percent	8.65%	4.23%	3.48%
C000023144
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund
Account Value	$ 9,455	$ 9,455	$ 9,455	9,455	$ 9,455	8,516	8,303	11,443	9,623	9,178	9,401		10,207	8,333		7,406	10,000
Average Annual Return, Percent	11.02%	0.37%			(0.77%)
C000023144 | Without Sales Load [Member]
Account Value [Line Items]
Account Value	$ 11,743	$ 11,743	11,743	11,743	$ 11,743	10,367	9,907	13,377	11,029	10,328	10,369		10,985	8,755		7,592	10,000
Average Annual Return, Percent	13.27%	2.60%			1.62%
Bloomberg U.S. Universal Bond™ Index
Account Value [Line Items]
Account Value	$ 12,108	$ 12,108	$ 12,108	12,108	$ 12,108	11,219	11,264	12,778	12,666	11,903	10,814	10,000	10,915	10,770		10,113	10,000
Average Annual Return, Percent	7.92%	0.34%	4.21%		1.93%
Bloomberg U.S. Universal Bond™ Index 1
Account Value [Line Items]
Account Value	$ 11,308	$ 11,308	$ 11,308	11,308	$ 11,308	10,478	10,519	11,934	11,829	11,116	10,099
FTSE Non-U.S. WGBI (USD) - Hedged
Account Value [Line Items]
Account Value	$ 12,297	$ 12,297	12,297	12,297	$ 12,297	11,544	11,584	12,981	12,871	12,835	11,373		11,155	11,243		10,315	10,000
Average Annual Return, Percent	6.53%	(0.85%)			2.09%
Bloomberg U.S. Aggregate Bond™ Index
Account Value [Line Items]
Account Value	$ 11,367	$ 11,367	11,367	$ 11,367	$ 11,367	10,594	10,722	12,117	12,128	11,390	10,339		10,448	10,397	10,000	10,156	10,000
Average Annual Return, Percent	7.30%	(0.04%)		1.49%	1.64%
Bloomberg U.S. Aggregate Bond™ Index 1
Account Value [Line Items]
Account Value	$ 11,367	$ 11,367	11,367	$ 11,367	$ 11,367	10,594	10,722	12,117	12,128	11,390	10,339		10,448	10,397
Bloomberg U.S. Aggregate Bond™ Index 2
Account Value [Line Items]
Account Value	11,766	11,766	11,766	11,766	11,766	10,966	11,098	12,542	12,553	11,790	10,701		10,815	10,762
Russell 3000® Index
Account Value [Line Items]
Account Value	$ 32,071	$ 32,071	32,071	32,071	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608		12,980	11,184		10,036	10,000
Average Annual Return, Percent	26.14%	15.19%			12.36%
Bloomberg U.S. Municipal Bond™ Index
Account Value [Line Items]
Account Value	$ 12,707	$ 12,707	12,707	12,707	$ 12,707	11,978	11,777	12,890	12,467	12,076	11,108		11,054	10,957		10,252	10,000
Average Annual Return, Percent	6.09%	1.02%			2.43%
MSCI EAFE® Index (Net)
Account Value [Line Items]
Account Value	$ 16,596	$ 16,596	16,596	16,596	$ 16,596	13,899	11,787	14,697	11,653	10,980	11,349		10,872	9,242		9,253	10,000
Average Annual Return, Percent	19.40%	8.61%			5.20%
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Account Value	$ 12,877	$ 12,877	12,877	12,877	$ 12,877	11,190	11,052	14,134	11,669	10,193	10,657		10,730	8,617		7,705	10,000
Average Annual Return, Percent	15.07%	4.79%			2.56%
Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Account Value	$ 15,760	$ 15,760	15,760	15,760	$ 15,760	14,002	13,066	14,615	13,269	12,672	11,892		11,501	10,588		9,707	10,000
Average Annual Return, Percent	12.55%	4.46%			4.65%
FTSE 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	$ 11,740	$ 11,740	11,740	$ 11,740	$ 11,740	11,112	10,640	10,593	10,586	10,462	10,222		10,072	10,013	10,000
Average Annual Return, Percent	5.65%	2.33%		1.90%
Russell 1000® Index
Account Value [Line Items]
Account Value	$ 32,952	$ 32,952	32,952	$ 32,952	$ 32,952	26,029	22,555	25,915	19,595	15,996	15,607		13,026	11,214		10,040	10,000
Average Annual Return, Percent	26.60%	15.55%			12.66%
Russell 2500® Index
Account Value [Line Items]
Account Value	$ 23,155	$ 23,155	23,155	23,155	$ 23,155	19,728	18,499	21,904	15,017	14,062	15,143		12,279	10,845		$ 9,968	$ 10,000
Average Annual Return, Percent	17.37%	10.49%			8.76%
Bloomberg U.S. TIPS Index
Account Value [Line Items]
Account Value	$ 12,553	$ 12,553	12,553	$ 12,553	$ 12,553	11,823	12,274	13,055	12,368	11,348	10,560		$ 10,473	$ 10,425	$ 10,000
Average Annual Return, Percent	6.17%	2.04%		2.68%
HFRX Global Hedge Fund Index
Account Value [Line Items]
Account Value	$ 11,351	$ 11,351	$ 11,351	$ 11,351	$ 11,351	$ 10,734	$ 10,663	$ 11,099	$ 10,173	$ 9,700	$ 9,810	$ 10,000
Average Annual Return, Percent	5.75%	3.19%	1.78%